Investment Securities - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Other than temporary impairment on investment securities	$ 17,000	$ 54,000	$ 0
Amortized cost of securities available-for-sale	1,222,143,000	1,099,658,000
Amortized cost of held-to-maturity securities	182,061,000	401,390,000
Federal home loan bank stock	59,000,000	59,031,000
Federal reserve bank stock	6,900,000	6,876,000
Federal Home Loan Bank (FHLB) advance borrowings	1,321,000,000	1,364,000,000
Money pledged for government and trust department deposits	639,000,000	655,000,000
Money pledged to secure repurchase agreements	648,000,000	667,000,000
Money pledged as collateral for FHLB advance borrowings	34,000,000	41,000,000
Percentage of amount greater than shareholder's equity	10.00%
Proceeds from sale of investment securities	75,000,000	0
U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available-for-sale securities	525,100,000
Available for Sale expected to be called	46,800,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	650,391,000	401,882,000
Amortized cost of held-to-maturity securities	181,821,000	400,820,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	340,400,000
Amortized cost of held-to-maturity securities	100,000
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	310,000,000
Amortized cost of held-to-maturity securities	181,700,000
U.S. Government sponsored entity mortgage-backed securities
Schedule of Investments [Line Items]
Proceeds from sale of investment securities			610,000,000
Available-for-sale securities, pre-tax gain			28,800,000
Available-for-sale securities, after tax gain			$ 18,700,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	9 years
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	14 years